TAXATION (Deferred Tax Assets) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Deferred Tax Asset Current [Member] CNY	Dec. 31, 2013 Deferred Tax Asset Current [Member] CNY	Dec. 31, 2014 Deferred Tax Asset Noncurrent [Member] CNY		Dec. 31, 2013 Deferred Tax Asset Noncurrent [Member] CNY		Dec. 31, 2014 Deferred Tax Liability Current [Member] CNY	Dec. 31, 2013 Deferred Tax Liability Current [Member] CNY	Dec. 31, 2014 Deferred Tax Liability Noncurrent [Member] CNY	Dec. 31, 2013 Deferred Tax Liability Noncurrent [Member] CNY
Deferred Tax Asset [Line Items]
Net operating losses						209,731		71,314,107		39,762,082
Provision for inventories, accounts receivable and other receivable						65,697,562	59,362,637
Change in fair value of forward contracts						(4,422,965)	(5,270,148)
Accrued warranty costs						9,320,959	5,923,185	55,178,012		25,977,871
Accrued interest						389,575	503,377
Timing difference for project assets, property, plant and equipment								33,296,577		41,045,290
Provision for advance to suppliers to be utilized beyond one year									[1]	34,158,957	[1]
Provision of prepayment for purchase of property, plant and equipment									[1]	6,629,065	[1]
Timing difference for revenue recognition of retainage contract								13,267,698		25,442,086
Other temporary differences						10,991,820	5,283,025	(279,551)		3,300,328
Total deferred tax assets						82,186,682	65,802,076	172,776,843		176,315,679
Less: Valuation allowance		(75,277,578)	(242,117,755)	(402,860,548)	(73,967,071)	(4,624,641)	(65,802,076)	(70,652,937)		(176,315,679)
Net deferred tax assets - current	12,500,732	77,562,041				77,562,041
Deferred tax - non-current	16,459,386	102,123,906						102,123,906
Other temporary differences												(6,187,087)		(2,572,785)
Deferred tax liabilities-current, net	997,177	6,187,087										(6,187,087)
Deferred tax liabilities-non-current,net	$ 414,658	2,572,785												(2,572,785)

[1]	These provision expenses were not treated as tax deductible items for calculating taxable income in the year ended December 31, 2012, and were fully deductible in the year ended December 31, 2014 upon subsequent approval from the local tax authorities.